OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

June 25, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Senior Floating Rate Fund

                  Reg. No. 333-166297; File No. 811-09373

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Oppenheimer Senior Floating Rate Fund (the “Fund”). This filing consists of the documents comprising the Registrant’s registration statement on Form N-1A (the “Registration Statement”).

The Fund is currently registered as a closed-end investment company (File No. 811-09373; Registration No. 333-128848). On April 1, 2010, the Fund filed a definitive proxy statement requesting that the Fund’s shareholders approve the conversion of the Fund from a closed-end investment company to an open-end investment company (the “Conversion”). On April 26, 2010, the Fund filed its initial registration statement on Form N-1A. On June 4, 2010, shareholders of the Fund approved the Conversion.

The Registration Statement contains disclosure regarding the Fund’s investment objectives, policies and techniques that is substantially similar to disclosure in the Fund’s current registration statement on Form N-2. The Registration Statement also contains disclosure regarding the operation of the Fund, including the purchase and redemption of Fund shares, that differs from disclosure in the Fund’s current registration statement on Form N-2 but that is substantially similar to disclosure in the registration statements of other registered, open-end funds in the OppenheimerFunds complex. Additionally, the Registration Statement contains disclosure that addresses recent comments provided by the Commission Staff.

This amendment includes our revisions to the Registration Statement, the Fund’s audited and interim financial statements, the consent of the Fund’s Independent Registered Public Accounting Firm and exhibits requires under Part C. Also enclosed with this filing, in a separate letter, is a request that the Registration Statement please be declared effective on June 25, 2010.

     Due to the critical timing surrounding this Fund, we would appreciate receiving any further comments the Commission Staff may have as soon as possible.

     Please direct any communications relating to this filing to::

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards
Vice President & Associate Counsel

212-323-0310

Attachments

cc:     K& L Gates LLP
     KPMG LLP
     Gloria LaFond
     Nancy Vann